CrowdStreet REIT I, Inc.

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

	Shares	Value
PRIVATE REAL ESTATE INVESTMENTS - 93.81%(a)(b)(c)
Industrial - 23.73%
HIP CS Investors, LLC(d)	–	$3,002,000
PEP II Alligood Industrial Park Co-Investor, LLC(d)	–	1,677,000
Rhino MT Andover, LLC	–	2,156,000
Rhino Taunton B2B Investors, LLC(d)	–	1,750,000
		8,585,000
Multi-Family Residential - 48.79%
915 Division CrowdStreet Investors, LLC(d)(e)	–	5,181,425
Brixton Atlee TIC, LP	–	2,458,000
Brixton Parkside TIC, LLC	–	1,468,000
CS Dalan Investors, LLC(d)	–	2,326,000
KV Aventura Holdings, LLC	–	1,239,000
Locale Investor, LLC(d)	–	1,162,000
North Park Titleholder, LLC(d)	–	3,820,000
		17,654,425
Office Space - 0.00%
ONH Liquidating Trust(d)	–	–

Retail - 5.34%
CS Investor Braintree LLC	–	1,934,000

Specialty Retail - 15.95%
OC-Series Fund I, LLC - Gator Volt Fund(d)	–	2,230,210
OC-Series Fund I, LLC - OBT Volt Fund	–	3,543,675
		5,773,885
TOTAL PRIVATE REAL ESTATE INVESTMENTS
(Cost $36,953,137)		33,947,310

TOTAL INVESTMENTS - 93.81%
(Cost $36,953,137)		$33,947,310

Other Assets in Excess of Liabilities - 6.19%		2,238,797

NET ASSETS - 100.00%		$36,186,107

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

(b)	Investment does not issue shares.

(c)	Restricted securities; which are securities that may not be resold to the public without an effective registration under the Securities Act of 1933, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. The Fund has no ability to demand registration of any restricted securities held as of the date of these financial statements.

(d)	Non-income producing security.

(e)	CrowdStreet Inc. and subsidiaries do not have an economic interest in this entity.

Investment Abbreviations:

LLC – Limited Liability Company

LP – Limited Partnership

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